GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 522	$ 638	$ 648
Management fees	307	299	302
Transaction costs	60	69	80
Professional fees	123	144	169
Facilities and technology fees	51	67	62
Other	162	174	143
Total general and administrative expense	$ 1,225	$ 1,391	$ 1,404